Non-Controlling Interest - Schedule of non-controlling interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 305,703	$ 312,136
Current liabilities	82,487	82,942
Non-controlling interests	3,379	$ 1,000
KIT
Disclosure of subsidiaries [line items]
Current assets	0
Non-current assets	7,455
Current liabilities	0
Non-current liabilities	$ 0
Non-controlling interest (%)	40.00%
Non-controlling interests	$ 3,379
Neal Up Brands Inc.
Disclosure of subsidiaries [line items]
Current assets	2,500
Non-current assets	0
Current liabilities	0
Non-current liabilities	$ 0
Non-controlling interest (%)	40.00%
Non-controlling interests	$ 1,000